Property and Equipment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Property and Equipment [Line Items]
Finance leases accumulated amortization	$ 951,000	$ 858,000
Depreciation expense	$ 635,000	$ 1,372,000